                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21914

                 RIVERSOURCE SHORT TERM INVESTMENTS SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 7/31

Annual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
SHORT-TERM CASH FUND

ANNUAL REPORT FOR
THE PERIOD ENDED
JULY 31, 2007


RIVERSOURCE SHORT-TERM CASH FUND
SEEKS TO PROVIDE SHAREHOLDERS WITH
MAXIMUM CURRENT INCOME CONSISTENT
WITH LIQUIDITY AND STABILITY OF
PRINCIPAL.

   Shares of the Fund are issued solely in private placement transactions that do not involve any public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the 1933 Act). Investments in the Fund may be made only by investment companies, common or commingled trust funds or similar organizations or persons that are accredited investors within the meaning of the 1933 Act.

TABLE OF CONTENTS

Fund Snapshot.......................      3

Fund Expenses Example...............      4

Investments in Securities...........      5

Financial Statements................      8

Notes to Financial Statements.......     10

Report of Independent Registered
   Public Accounting Firm...........     16

Federal Income Tax Information......     17

Board Members and Officers..........     18

Approval of Investment Management
   Services Agreement...............     22

Proxy Voting........................     24

Change in Independent Registered
   Public Accounting Firm...........     24

--------------------------------------------------------------------------------

 2 RIVERSOURCE SHORT-TERM CASH FUND -- 2007 ANNUAL REPORT

FUND SNAPSHOT AT JULY 31, 2007

SECTOR BREAKDOWN

Percentage of portfolio assets
(PIE CHART)

Commercial Paper                                                  Certificates of Deposit              Floating Rate Notes
81.8%                                                                                1.9%                            16.3%

--------------------------------------------------------------------------------

                       RIVERSOURCE SHORT-TERM CASH FUND -- 2007 ANNUAL REPORT  3

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs which may include custodian fees and other nonadvisory expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended July 31, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                BEGINNING        ENDING         EXPENSES
                              ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                              FEB. 1, 2007    JULY 31, 2007   THE PERIOD(A)   EXPENSE RATIO
   Actual(b)                     $1,000         $1,027.10         $0.05           0.01%
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,024.74         $0.05           0.01%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return of +2.71% for the six months ended July 31, 2007.

--------------------------------------------------------------------------------

 4 RIVERSOURCE SHORT-TERM CASH FUND -- 2007 ANNUAL REPORT

INVESTMENTS IN SECURITIES

JULY 31, 2007
(Percentages represent value of investments compared to net assets)

CERTIFICATES OF DEPOSIT (1.9%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
Societe Generale
  08-01-07                          5.35%       $62,300,000             $62,300,000
-----------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $62,300,000)                                                     $62,300,000
-----------------------------------------------------------------------------------

FLOATING RATE NOTES (16.3%)(b)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
American Honda Finance
  01-28-08                           5.32%      $75,000,000             $75,000,000
Bank of Ireland
  08-15-08                           5.36        67,000,000              67,000,000
Cheyne Finance LLC
  10-02-07                           5.33        50,000,000              49,999,788
Lehman Brothers
  08-26-08                           5.35        50,000,000              50,000,000
Merrill Lynch & Co
  08-15-08                           5.30        75,000,000              75,000,000
MetLife Global Funding I
  07-21-08                           5.31        90,000,000              90,000,000
Sedna Finance
  10-02-07                           5.33        50,000,000              49,999,575
Wells Fargo & Co
  08-15-08                           5.28        70,000,000              70,000,000
-----------------------------------------------------------------------------------

TOTAL FLOATING RATE NOTES
(Cost: $526,999,363)                                                   $526,999,363
-----------------------------------------------------------------------------------

COMMERCIAL PAPER (81.8%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
ASSET-BACKED (61.5%)
Amsterdam Funding
  10-05-07                           5.30%     $100,000,000(c)          $99,050,278

COMMERCIAL PAPER (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
ASSET-BACKED (CONT.)
Axon Financial Funding LLC
  09-20-07                           5.28%      $30,000,000             $29,780,417
  09-25-07                           5.29        50,000,000              49,597,431
  10-12-07                           5.32        50,000,000              49,474,000
BA Credit Card Trust
  08-16-07                           4.99        60,000,000(c)           59,869,000
  10-10-07                           5.32        50,000,000(c)           49,488,125
  10-17-07                           5.33        25,000,000(c)           24,718,469
Beta Finance
  10-24-07                           5.33        50,000,000              49,387,500
Bryant Park Funding LLC
  08-10-07                           4.82        39,595,000(c)           39,542,784
Chariot Funding LLC
  08-07-07                           4.60        75,000,000(c)           74,933,938
Charta LLC
  09-11-07                           5.25       100,000,000(c)           99,399,806
Citibank Credit Card Issue Trust (Dakota Nts)
  08-10-07                           4.79        50,000,000(c)           49,934,500
  08-17-07                           5.05        25,000,000(c)           24,941,389
  10-09-07                           5.31        46,000,000(c)           45,536,684
Cullinan Finance
  10-04-07                           5.30        40,000,000              39,625,956
  11-21-07                           5.34        53,000,000              52,137,631
Deer Valley Funding LLC
  08-14-07                           4.98        75,000,000              74,857,000
Five Finance
  08-15-07                           4.96        20,000,000              19,959,322
  10-18-07                           5.32        87,000,000              86,009,823
Gemini Securitization
  09-17-07                           5.26        40,000,000(c)           39,725,311
Grampian Funding LLC
  08-13-07                           4.95        45,000,000(c)           44,920,875
  08-16-07                           5.02        75,000,000(c)           74,835,313
Jupiter Securitization LLC
  08-21-07                           5.11        30,000,000(c)           29,912,083
K2 (USA) LLC
  10-17-07                           5.31        54,100,000              53,492,502
Kitty Hawk Funding
  09-10-07                           5.23        50,000,000(c)           49,707,778

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                       RIVERSOURCE SHORT-TERM CASH FUND -- 2007 ANNUAL REPORT  5

COMMERCIAL PAPER (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
ASSET-BACKED (CONT.)
Nelnet Student Asset Funding LLC
  08-08-07                           4.71%      $46,492,000             $46,444,087
  08-28-07                           5.21        75,392,000              75,091,751
  09-17-07                           5.29        25,000,000              24,827,340
Nieuw Amsterdam Receivables
  08-23-07                           5.14        50,000,000(c)           49,838,667
  08-30-07                           5.20        30,281,000(c)           30,152,083
Sedna Finance
  08-15-07                           4.96        60,000,000              59,877,850
Solitaire Funding LLC
  08-23-07                           5.13       100,000,000(c)           99,677,638
  10-11-07                           5.30        40,000,000(c)           39,585,833
Thunder Bay Funding LLC
  09-17-07                           5.25        40,000,000(c)           39,725,833
Variable Funding Capital
  09-07-07                           5.22        34,900,000(c)           34,711,506
Whistlejacket Capital LLC
  10-15-07                           5.32        75,476,000              74,648,435
White Pine Finance LLC
  08-02-07                           2.66        31,937,000              31,932,338
Windmill Funding
  08-23-07                           5.14        15,000,000(c)           14,951,554
  10-03-07                           5.28        53,500,000(c)           53,008,937
                                                                    ---------------
Total                                                                 1,985,311,767
-----------------------------------------------------------------------------------


COMMERCIAL PAPER (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
BANKING (17.2%)
Barclays US Funding
  08-13-07                           4.91%      $65,000,000             $64,886,575
DEPFA Bank
  08-09-07                           4.72       100,000,000(c)           99,883,667
  10-22-07                           5.32        40,000,000(c)           39,522,122
HBOS Treasury Services
  10-19-07                           5.31       100,000,000              98,849,014
Irish Life & Permanent
  10-23-07                           5.32        70,000,000(c)           69,153,515
  10-24-07                           5.33        60,000,000(c)           59,265,000
Northern Rock
  10-16-07                           5.32       100,000,000(c)           98,890,611
Swedbank
  10-11-07                           5.30        26,700,000              26,423,544
                                                                    ---------------
Total                                                                   556,874,048
-----------------------------------------------------------------------------------

BROKERAGE (3.1%)
Bear Stearns Companies
  10-11-07                           5.30       100,000,000              98,964,583
-----------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $2,641,150,398)                                               $2,641,150,398
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,230,449,761)(d)                                            $3,230,449,761
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 2007. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the value of these securities amounted to $1,534,883,299 or 47.5% of net assets.

(d) Also represents the cost of securities for federal income tax purposes at July 31, 2007.

--------------------------------------------------------------------------------

 6 RIVERSOURCE SHORT-TERM CASH FUND -- 2007 ANNUAL REPORT

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, is available upon request by calling (888) 791-3380.

--------------------------------------------------------------------------------

                       RIVERSOURCE SHORT-TERM CASH FUND -- 2007 ANNUAL REPORT  7

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2007

ASSETS
Investments in securities, at value (Note 1) (identified
   cost $3,230,449,761)                                         $3,230,449,761
Cash in bank on demand deposit                                          87,643
Accrued interest receivable                                          1,436,132
------------------------------------------------------------------------------
Total assets                                                     3,231,973,536
------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                    3,063,555
Other accrued expenses                                                  66,803
------------------------------------------------------------------------------
Total liabilities                                                    3,130,358
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $3,228,843,178
==============================================================================
REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                        $   32,288,432
Additional paid-in capital                                       3,196,554,746
------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $3,228,843,178
==============================================================================
Shares outstanding                                               3,228,843,178
------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock          $         1.00
------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE PERIOD FROM SEPT. 26, 2006* TO JULY 31, 2007

INVESTMENT INCOME
Income:
Interest                                                        $147,672,547
----------------------------------------------------------------------------
Expenses (Note 2):
Custodian fees                                                       243,295
Printing and postage                                                  17,936
Professional fees                                                     15,450
Other                                                                 10,062
----------------------------------------------------------------------------
Total expenses                                                       286,743
   Earnings and bank fee credits on cash balances (Note 2)            (1,183)
----------------------------------------------------------------------------
Total net expenses                                                   285,560
----------------------------------------------------------------------------
Investment income (loss) -- net                                  147,386,987
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $147,386,987
============================================================================

*    Date the Fund became available.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 8 RIVERSOURCE SHORT-TERM CASH FUND -- 2007 ANNUAL REPORT

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM SEPT. 26, 2006* TO JULY 31, 2007

OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                 $    147,386,987
--------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                            (147,386,987)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS AT A CONSTANT $1 NET ASSET VALUE
Proceeds from sales of shares                                     34,617,708,403
Net asset value of shares issued in reinvestment of
   distributions                                                     144,318,990
Payments for redemptions of shares                               (31,533,284,215)
--------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                    3,228,743,178
--------------------------------------------------------------------------------
Total increase (decrease) in net assets                            3,228,743,178
Net assets at beginning of year (Note 1)                                 100,000**
--------------------------------------------------------------------------------
Net assets at end of year                                       $  3,228,843,178
================================================================================

*    Date the Fund became available.
**   Initial capital of $100,000 was contributed on Sept. 7, 2006.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                       RIVERSOURCE SHORT-TERM CASH FUND -- 2007 ANNUAL REPORT  9

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Short Term Investments Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Short Term Investments Series, Inc. has 100 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in money market instruments. On Sept. 7, 2006, Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of RiverSource Investments, LLC (the Investment Manager) invested $100,000, which represented the initial capital at $1 per share.

Investments in the Fund may be made only by investment companies, common or commingled trust funds or similar organizations or persons that are accredited investors within the meaning of the Securities Act of 1933 (as amended).

The Fund's significant accounting policies are summarized below:

At July 31, 2007, Ameriprise Financial and the affiliated RiverSource Funds owned 100% of the Fund's outstanding shares.

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is

--------------------------------------------------------------------------------

 10 RIVERSOURCE SHORT-TERM CASH FUND -- 2007 ANNUAL REPORT thus required. The Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

The tax character of distributions paid for the period indicated is as follows:

For the period from Sept. 26, 2006* to July 31, 2007

Distributions paid from:
  Ordinary income.....................................   $147,386,987
  Long-term capital gain..............................             --

*    Date the Fund became available.

At July 31, 2007, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income...........................   $3,063,555
Undistributed accumulated long-term gain................   $       --
Unrealized appreciation (depreciation)..................   $       --

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the

--------------------------------------------------------------------------------

                      RIVERSOURCE SHORT-TERM CASH FUND -- 2007 ANNUAL REPORT 11 impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.

2. EXPENSES

Under the Investment Management Services Agreement, the Investment Manager, subject to the policies set by the Board, provides investment management services. The Fund does not pay the Investment Manager a fee for services, but it does pay taxes, brokerage commissions and nonadvisory expenses.

The Fund does not pay compensation to the Board members. Compensation and certain other core expenses are paid directly by the other RiverSource funds that invest in this Fund.

Professional fees include fees paid by the Fund for independent registered public accounting firm services and legal services, as applicable.

During the period ended July 31, 2007, the Fund's custodian fees were reduced by $1,183 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities aggregated $96,246,178,761 and $93,015,729,000, respectively, for the period from Sept. 26,
2006 (date the Fund became available) to July 31, 2007. Realized gains and losses are determined on an identified cost basis.

4. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective

--------------------------------------------------------------------------------

 12 RIVERSOURCE SHORT-TERM CASH FUND -- 2007 ANNUAL REPORT

Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Fund had no borrowings under the facility outstanding during the period ended July 31, 2007.

5. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs may file a notice of appeal with the Eighth Circuit Court of Appeals within 30 days from the date of judgment.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment

--------------------------------------------------------------------------------

                      RIVERSOURCE SHORT-TERM CASH FUND -- 2007 ANNUAL REPORT  13

Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 14 RIVERSOURCE SHORT-TERM CASH FUND -- 2007 ANNUAL REPORT

6. FINANCIAL HIGHLIGHTS

The table below shows certain important financial information for evaluating the Fund's results.

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2007(B)
Net asset value, beginning of period      $1.00
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .04
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.04)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $1.00
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $3,229
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c)                             .01%(d)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              5.37%(d)
-----------------------------------------------------------------------------------------------------------
Total return                              4.66%(e)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 26, 2006 (date the Fund became available) to July 31, 2007.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d)  Adjusted to an annual basis.
(e)  Not annualized.

--------------------------------------------------------------------------------

                      RIVERSOURCE SHORT-TERM CASH FUND -- 2007 ANNUAL REPORT  15

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS

OF RIVERSOURCE SHORT-TERM CASH FUND:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of RiverSource Short-Term Cash Fund (the Fund), as of July 31, 2007, and the related statements of operations, changes in net assets and financial highlights for the period from September 26, 2006 (date the Fund became available) to July 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statement dated September 7, 2006 was audited by other auditors whose report dated September 7, 2006 expressed an unqualified opinion on that financial statement.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2007 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Short-Term Cash Fund at July 31, 2007, the results of its operations, changes in its net assets and the financial highlights for the period from September 26, 2006 (date the Fund became available) to July 31, 2007, in conformity with U.S. generally accepted accounting principles.

                                                            ERNST & YOUNG LLP
Minneapolis, Minnesota
September 20, 2007

--------------------------------------------------------------------------------

 16 RIVERSOURCE SHORT-TERM CASH FUND -- 2007 ANNUAL REPORT

FEDERAL INCOME TAX INFORMATION

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions.

Fiscal period ended July 31, 2007

INCOME DISTRIBUTIONS - taxable as dividend income:
  Qualified Dividend Income for individuals.................           0.00%
  Dividends Received Deduction for corporations.............           0.00%

PAYABLE DATE                                                       PER SHARE
Oct. 26, 2006...............................................        $0.00455
Nov. 27, 2006...............................................         0.00470
Dec. 27, 2006...............................................         0.00492
Jan. 23, 2007...............................................         0.00342
Feb. 23, 2007...............................................         0.00485
March 26, 2007..............................................         0.00425
April 25, 2007..............................................         0.00440
May 25, 2007................................................         0.00484
June 25, 2007...............................................         0.00410
July 25, 2007...............................................         0.00439
Total distributions.........................................        $0.04442

--------------------------------------------------------------------------------

                      RIVERSOURCE SHORT-TERM CASH FUND -- 2007 ANNUAL REPORT  17

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Fund's Board members. Each member oversees 102 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION                 OTHER
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Kathleen Blatz           Board member       Chief Justice, Minnesota Supreme
901 S. Marquette Ave.    since 2006         Court, 1998-2005
Minneapolis, MN 55402
Age 53
-----------------------------------------------------------------------------------------------------
Arne H. Carlson          Board member       Chair, RiverSource Funds,
901 S. Marquette Ave.    since 1999         1999-2006; former Governor of
Minneapolis, MN 55402                       Minnesota
Age 73
-----------------------------------------------------------------------------------------------------
Pamela G. Carlton        Board member       President, Springboard -- Partners
901 S. Marquette Ave.    since 2007         in Cross Cultural Leadership
Minneapolis, MN 55402                       (consulting company)
Age 52
-----------------------------------------------------------------------------------------------------
Patricia M. Flynn        Board member       Trustee Professor of Economics and
901 S. Marquette Ave.    since 2004         Management, Bentley College; former
Minneapolis, MN 55402                       Dean, McCallum Graduate School of
Age 56                                      Business, Bentley College
-----------------------------------------------------------------------------------------------------
Anne P. Jones            Board member       Attorney and Consultant
901 S. Marquette Ave.    since 1985
Minneapolis, MN 55402
Age 72
-----------------------------------------------------------------------------------------------------
Jeffrey Laikind, CFA     Board member       Former Managing Director, Shikiar    American Progressive
901 S. Marquette Ave.    since 2005         Asset Management                     Insurance
Minneapolis, MN 55402
Age 71
-----------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.    Board member       President Emeritus and Professor of  Valmont Industries,
901 S. Marquette Ave.    since 2002 and     Economics, Carleton College          Inc. (manufactures
Minneapolis, MN 55402    Chair of the                                            irrigation systems)
Age 68                   Board since 2007
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 18 RIVERSOURCE SHORT-TERM CASH FUND -- 2007 ANNUAL REPORT

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION                 OTHER
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Catherine James Paglia   Board member       Director, Enterprise Asset           Strategic
901 S. Marquette Ave.    since 2004         Management, Inc. (private real       Distribution, Inc.
Minneapolis, MN 55402                       estate and asset management          (transportation,
Age 55                                      company)                             distribution and
                                                                                 logistics
                                                                                 consultants)
-----------------------------------------------------------------------------------------------------
Alison Taunton-Rigby     Board member       Chief Executive Officer, RiboNovix,  Hybridon, Inc.
901 S. Marquette Ave.    since 2002         Inc. since 2003 (biotechnology);     (biotechnology);
Minneapolis, MN 55402                       former President, Forester Biotech   American Healthways,
Age 63                                                                           Inc. (health
                                                                                 management programs)
-----------------------------------------------------------------------------------------------------

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION                 OTHER
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
William F. Truscott      Board member       President -- U.S. Asset Management
53600 Ameriprise         since 2001,        and Chief Investment Officer,
Financial Center         Vice President     Ameriprise Financial, Inc. and
Minneapolis, MN 55474    since 2002         President, Chairman of the Board
Age 47                                      and Chief Investment Officer,
                                            RiverSource Investments, LLC since
                                            2005; President, Ameriprise
                                            Certificate Company since 2006;
                                            Senior Vice President -- Chief
                                            Investment Officer, Ameriprise
                                            Financial, Inc. and Chairman of the
                                            Board and Chief Investment Officer,
                                            RiverSource Investments, LLC,
                                            2001-2005
-----------------------------------------------------------------------------------------------------

* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380, or contacting your financial institution.

--------------------------------------------------------------------------------

                      RIVERSOURCE SHORT-TERM CASH FUND -- 2007 ANNUAL REPORT  19

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------
Patrick T. Bannigan      President since    Senior Vice President -- Asset Management,
172 Ameriprise           2006               RiverSource Investments, LLC since 2006;
Financial Center                            Managing Director and Global Head of Product,
Minneapolis, MN 55474                       Morgan Stanley Investment Management,
Age 41                                      2004-2006; President, Touchstone Investments,
                                            2002-2004; Director of Strategic Planning,
                                            Evergreen Investments, 1995-2002
------------------------------------------------------------------------------------------
Michelle M. Keeley       Vice President     Executive Vice President -- Equity and Fixed
172 Ameriprise           since 2004         Income, Ameriprise Financial, Inc. and
Financial Center                            RiverSource Investments, LLC since 2006; Vice
Minneapolis, MN 55474                       President -- Investments, Ameriprise
Age 43                                      Certificate Company since 2003; Senior Vice
                                            President -- Fixed Income, Ameriprise
                                            Financial, Inc., 2002-2006 and RiverSource
                                            Investments, LLC, 2004-2006; Managing
                                            Director, Zurich Global Assets, 2001-2002
------------------------------------------------------------------------------------------
Amy K. Johnson           Vice President     Vice President -- Asset Management and Trust
5228 Ameriprise          since 2006         Company Services, RiverSource Investments, LLC
Financial Center                            since 2006; Vice President -- Operations and
Minneapolis, MN 55474                       Compliance, RiverSource Investments, LLC,
Age 41                                      2004-2006; Director of Product
                                            Development -- Mutual Funds, Ameriprise
                                            Financial, Inc., 2001-2004
------------------------------------------------------------------------------------------
Jeffrey P. Fox           Treasurer since    Vice President -- Investment Accounting,
105 Ameriprise           2002               Ameriprise Financial, Inc. since 2002; Vice
Financial Center                            President -- Finance, American Express
Minneapolis, MN 55474                       Company, 2000-2002
Age 52
------------------------------------------------------------------------------------------
Scott R. Plummer         Vice President,    Vice President and Chief Counsel -- Asset
5228 Ameriprise          General Counsel    Management, Ameriprise Financial, Inc. since
Financial Center         and Secretary      2005; Vice President, General Counsel and
Minneapolis, MN 55474    since 2006         Secretary, Ameriprise Certificate Company
Age 47                                      since 2005; Vice President -- Asset Management
                                            Compliance, Ameriprise Financial, Inc.,
                                            2004-2005; Senior Vice President and Chief
                                            Compliance Officer, U.S. Bancorp Asset
                                            Management, 2002-2004; Second Vice President
                                            and Assistant General Counsel, Hartford Life,
                                            2001-2002
------------------------------------------------------------------------------------------
Jennifer D. Lammers      Chief Compliance   U.S. Asset Management Chief Compliance
172 Ameriprise           Officer since      Officer, RiverSource Investments, LLC since
Financial Center         2006               2006; Director -- Mutual Funds, Voyageur Asset
Minneapolis, MN 55474                       Management, 2003-2006; Director of Finance,
Age 46                                      Voyageur Asset Management, 2000-2003
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 20 RIVERSOURCE SHORT-TERM CASH FUND -- 2007 ANNUAL REPORT

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------
Neysa M. Alecu           Money Laundering   Compliance Director and Anti-Money Laundering
2934 Ameriprise          Prevention         Officer, Ameriprise Financial, Inc. since
Financial Center         Officer since      2004; Manager Anti-Money Laundering,
Minneapolis, MN 55474    2004               Ameriprise Financial, Inc., 2003-2004;
Age 43                                      Compliance Director and Bank Secrecy Act
                                            Officer, American Express Centurion Bank,
                                            2000-2003
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      RIVERSOURCE SHORT-TERM CASH FUND -- 2007 ANNUAL REPORT  21

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments, LLC ("RiverSource"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). The Fund's Board of Directors (the "Board") and the Board's Investment Review and Contracts Committees monitor these services throughout the year.

On an annual basis, the Board, including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource prepares detailed reports for the Board and its Contracts Committee in March and April, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource addressing the services RiverSource provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts and Investment Review Committees in determining whether to continue the IMS Agreement. At the April 11-12, 2007 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource, including, in particular, the growing strength and capabilities of many RiverSource offices and the increased investment and resources dedicated to the Fund's operations, particularly in the areas of trading systems, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource, the Board considered the quality of the administrative, custody and transfer agency services provided by RiverSource affiliates to the Fund. The Board also reviewed the financial condition of RiverSource and the entity's ability to carry out its responsibilities under the IMS Agreement. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

--------------------------------------------------------------------------------

 22 RIVERSOURCE SHORT-TERM CASH FUND -- 2007 ANNUAL REPORT

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board determined that RiverSource was in a position to continue to provide a high quality and level of services to the Fund.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource and its Affiliates from their Relationships with the Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board observed that the Fund, commonly referred to as a "cash pool fund," is designed to serve as a vehicle for other RiverSource Funds to invest their cash balances as a way to improve their portfolio diversification and returns. Because RiverSource collects management fees on the funds that invest in the Fund, the Fund does not carry management fees. The Board also noted that the Fund does not carry administrative fees, transfer agency fees or distribution fees.

The Board also considered the expected profitability of RiverSource and its affiliates in connection with RiverSource providing investment management services to the Funds. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource and Ameriprise Financial from managing and operating the Funds, including data showing comparative profitability. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2007, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement.

--------------------------------------------------------------------------------

                      RIVERSOURCE SHORT-TERM CASH FUND -- 2007 ANNUAL REPORT  23

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or searching the website of the Securities and Exchange Commission
(SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On April 12, 2007, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2007 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP. The predecessor independent registered public accounting firm's report on the Fund's financial statement as of September 7, 2006 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles. From September 7, 2006 through April 12, 2007 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their report on the financial statement dated September 7, 2006.

--------------------------------------------------------------------------------

 24 RIVERSOURCE SHORT-TERM CASH FUND -- 2007 ANNUAL REPORT

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

         (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

         (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Jeffrey Laikind and Anne P. Jones, each qualify as audit committee financial experts.

Item 4.  Principal Accountant Fees and Services

Fund - Related Fees

(a) Audit Fees. The fees for the year ended July 31, to Ernst & Young LLP for professional services rendered for the audits of the annual financial statements for RiverSource Short Term Investments Series, Inc. were as follows:

                                 2007 - $24,650

(b) Audit - Related Fees. The fees for the year ended July 31, to Ernst & Young LLP for additional professional services rendered in connection with the registrant's security count pursuant to Rule 17f-2 and the semiannual financial statement reviews for RiverSource Short Term Investments Series, Inc. were as follows:

                                   2007 - $795

(c) Tax Fees. The fees for the year ended July 31, to Ernst & Young LLP for tax compliance related services for RiverSource Short Term Investments Series, Inc. were as follows:

                                  2007 - $3,000

(d) All Other Fees. The fees for the year ended July 31, to Ernst & Young LLP for additional professional services rendered for RiverSource Short Term Investments Series, Inc. were as follows:

                                    2007 - $0

(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2007 were pre-approved by the audit committee.

(f)  Not applicable.

(g) Non-Audit Fees. The fees for the year ended July 31, to Ernst & Young LLP by the registrant for non-audit fees and by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                                 2007 - $235,875

(h) 100% of the services performed in item (g) above during 2007 were pre-approved by the audit committee.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

         (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

         (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

         (a)(3) Not applicable.

         (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
RiverSource Short Term Investments Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date October 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date October 3, 2007


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date October 3, 2007